Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents on its Original currencies	Cash and cash equivalents on its original currencies were shown below:
	As of June 30,
	2023	2022
	$	$
HKD	7,610,774	6,437,550
RMB	7,156,490	6,960,332
USD	12,723,146	5,253,021
VND	86,212	198,146
Total	27,576,622	18,849,049